Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations of Credit Risk

(18) Concentrations of Credit Risk

Concentration risks

Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:

	Year ended December 31,
	2019	% of sales	2020	% of sales	2021	% of sales
	RMB		RMB		RMB
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	595,600	16.1%	504,489	15.4%	451,840	15.0%
Aeon Life Insurance Co., Ltd. (“Aeon”).	677,707	18.3%	560,341	17.1%	437,132	14.5%
Huaxia Life Insurance Company Limited (“Huaxia”)	882,539	23.8%	606,581	18.6%	323,800	10.7%
Evergrande Life Insurance Co., Ltd. (“Evergrande”)	*	*	339,567	10.4%	*	*
Tianan Life Insurance Co., Ltd. (“Tianan”)	447,430	12.1%	*	*	*	*
	2,603,276	70.3%	2,010,978	61.5%	1,212,772	40.2%

*	represented less than 10% of total net revenues as of the year.

Customers which accounted for 10% or more of gross accounts receivable excluding estimated renewal commissions are as follows:

	As of December 31,
	2020	%	2021	%**
	RMB		RMB
Sinatay	126,820	20.7%	186,289	31.1%
Huaxia	108,232	17.7%	*	*
Aeon	106,658	17.4%	*	*
Evergrande	66,660	10.9%	*	*
	408,370	66.7%	186,289	31.1%

*	represented less than 10% of accounts receivable as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents and short investments with financial institutions with low credit risk.